Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,349	$ 2,431
Less: accumulated depreciation and amortization	1,750	1,415
Property and equipment, net	599	1,016
Software Systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,411	1,411
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	456	538
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	347	347
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	122	122
Computers, electronics and related [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13	$ 13